Stockholders' Equity (Deficit)	12 Months Ended
Jun. 30, 2014
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

(13) Stockholders’ Equity (Deficit)

Common Stock

Holders of common stock are entitled to one vote per share and to receive dividends. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. Common stock was subordinate to the redeemable convertible preferred stock with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.